Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–65.26%
Aerospace & Defense–3.06%
General Dynamics Corp.	123,689	$17,122,268
Raytheon Technologies Corp.	156,233	8,989,647
Textron, Inc.	222,337	8,024,142
		34,136,057
Apparel Retail–0.83%
TJX Cos., Inc. (The)	166,834	9,284,312
Apparel, Accessories & Luxury Goods–0.68%
Capri Holdings Ltd.(b)	421,858	7,593,444
Automobile Manufacturers–1.97%
General Motors Co.	745,799	22,068,192
Building Products–2.66%
Johnson Controls International PLC	414,718	16,941,230
Trane Technologies PLC	104,923	12,721,914
		29,663,144
Cable & Satellite–1.93%
Charter Communications, Inc., Class A(b)	15,919	9,938,869
Comcast Corp., Class A	250,401	11,583,550
		21,522,419
Commodity Chemicals–0.75%
Dow, Inc.	177,602	8,356,174
Data Processing & Outsourced Services–0.71%
Fiserv, Inc.(b)	77,128	7,948,040
Diversified Banks–3.53%
Bank of America Corp.	390,632	9,410,325
Citigroup, Inc.	306,770	13,224,855
Wells Fargo & Co.	712,689	16,755,318
		39,390,498
Electric Utilities–1.87%
Duke Energy Corp.	89,709	7,944,629
Exelon Corp.	215,495	7,706,101
FirstEnergy Corp.	184,523	5,297,656
		20,948,386
Electronic Components–0.85%
Corning, Inc.	293,148	9,500,927
Electronic Manufacturing Services–0.67%
TE Connectivity Ltd.	76,162	7,444,074
Fertilizers & Agricultural Chemicals–1.95%
Corteva, Inc.	558,964	16,103,753
Nutrien Ltd. (Canada)	144,266	5,659,555
		21,763,308
Food Distributors–1.92%
Sysco Corp.	201,982	12,567,320
Shares		Value
Food Distributors–(continued)
US Foods Holding Corp.(b)	400,589	$8,901,088
		21,468,408
Health Care Distributors–0.89%
McKesson Corp.	66,965	9,973,097
Health Care Equipment–2.05%
Medtronic PLC	131,619	13,677,847
Zimmer Biomet Holdings, Inc.	67,644	9,209,054
		22,886,901
Health Care Facilities–0.42%
Universal Health Services, Inc., Class B	43,990	4,707,810
Health Care Services–0.69%
CVS Health Corp.	131,266	7,665,934
Health Care Supplies–0.46%
Alcon, Inc. (Switzerland)(b)	89,976	5,108,302
Home Improvement Retail–0.85%
Kingfisher PLC (United Kingdom)	2,494,768	9,534,543
Human Resource & Employment Services–0.47%
Adecco Group AG (Switzerland)	98,679	5,214,692
Insurance Brokers–0.75%
Willis Towers Watson PLC	40,326	8,420,875
Integrated Oil & Gas–1.16%
Chevron Corp.	179,350	12,913,200
Internet & Direct Marketing Retail–0.92%
Booking Holdings, Inc.(b)	6,015	10,289,740
Investment Banking & Brokerage–3.84%
Charles Schwab Corp. (The)	145,950	5,287,769
Goldman Sachs Group, Inc. (The)	95,236	19,139,579
Morgan Stanley	380,950	18,418,932
		42,846,280
IT Consulting & Other Services–1.96%
Cognizant Technology Solutions Corp., Class A	315,627	21,910,826
Managed Health Care–1.40%
Anthem, Inc.	58,325	15,665,512
Multi-line Insurance–1.35%
American International Group, Inc.	548,206	15,092,111
Oil & Gas Exploration & Production–1.80%
Canadian Natural Resources Ltd. (Canada)	281,706	4,514,743
Concho Resources, Inc.	130,998	5,779,632
Devon Energy Corp.	464,547	4,394,614
Parsley Energy, Inc., Class A	578,166	5,411,634
		20,100,623

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Other Diversified Financial Services–1.31%
Equitable Holdings, Inc.	308,068	$5,619,160
Voya Financial, Inc.	188,476	9,033,655
		14,652,815
Packaged Foods & Meats–0.92%
Kellogg Co.	66,245	4,278,765
Mondelez International, Inc., Class A	103,951	5,971,985
		10,250,750
Pharmaceuticals–4.69%
Bristol-Myers Squibb Co.	251,875	15,185,544
GlaxoSmithKline PLC (United Kingdom)	272,930	5,112,492
Johnson & Johnson	92,122	13,715,124
Pfizer, Inc.	229,689	8,429,586
Sanofi (France)	99,432	9,969,951
		52,412,697
Railroads–1.62%
CSX Corp.	232,538	18,061,227
Real Estate Services–1.26%
CBRE Group, Inc., Class A(b)	299,301	14,058,168
Regional Banks–4.00%
Citizens Financial Group, Inc.	558,220	14,111,802
PNC Financial Services Group, Inc. (The)	150,386	16,528,925
Truist Financial Corp.	368,544	14,023,099
		44,663,826
Semiconductors–3.28%
Intel Corp.	200,641	10,389,191
NXP Semiconductors N.V. (Netherlands)	83,648	10,440,107
QUALCOMM, Inc.	134,826	15,866,324
		36,695,622
Specialty Chemicals–0.70%
DuPont de Nemours, Inc.	141,496	7,850,198
Systems Software–1.35%
Oracle Corp.	252,044	15,047,027
Technology Hardware, Storage & Peripherals–0.71%
Apple, Inc.	68,177	7,895,578
Tobacco–2.05%
Philip Morris International, Inc.	304,817	22,858,227
Wireless Telecommunication Services–0.98%
Vodafone Group PLC (United Kingdom)	8,218,449	10,903,254
Total Common Stocks & Other Equity Interests (Cost $648,956,199)		728,767,218
Principal Amount
U.S. Dollar Denominated Bonds & Notes–24.64%
Aerospace & Defense–0.57%
BAE Systems Holdings, Inc. (United Kingdom), 2.85%, 12/15/2020(c)	$262,000	262,730
General Dynamics Corp., 3.88%, 07/15/2021	1,690,000	1,723,192
Northrop Grumman Corp., 2.08%, 10/15/2020	1,278,000	1,278,854
Principal Amount		Value
Aerospace & Defense–(continued)
Precision Castparts Corp., 2.50%, 01/15/2023	$333,000	$347,516
Raytheon Co., 3.13%, 10/15/2020	2,375,000	2,377,453
Raytheon Technologies Corp., 4.45%, 11/16/2038	299,000	368,050
		6,357,795
Agricultural & Farm Machinery–0.11%
Deere & Co., 2.60%, 06/08/2022	1,161,000	1,199,839
Agricultural Products–0.03%
Ingredion, Inc., 6.63%, 04/15/2037	232,000	324,103
Air Freight & Logistics–0.07%
FedEx Corp., 4.90%, 01/15/2034	402,000	522,967
United Parcel Service, Inc., 3.40%, 11/15/2046	236,000	266,074
		789,041
Airlines–0.13%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	287,645	240,077
Continental Airlines Pass-Through Trust,
Series 2010-1, Class A, 4.75%, 01/12/2021	112,577	111,536
Series 2012-1, Class A, 4.15%, 04/11/2024	304,793	299,366
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	356,896	338,600
Series 2018-1, Class AA, 3.50%, 03/01/2030	449,581	427,822
		1,417,401
Alternative Carriers–0.51%
GCI Liberty, Inc., Conv., 1.75%, 10/05/2023(c)(d)	2,143,000	3,682,746
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024	2,431,000	1,999,703
		5,682,449
Application Software–0.95%
Nuance Communications, Inc.,
Conv., 1.00%, 12/15/2022(d)	2,458,000	3,579,463
1.25%, 04/01/2025	1,558,000	2,767,475
RealPage, Inc., Conv., 1.50%, 11/15/2022	628,000	923,160
Workday, Inc., Conv., 0.25%, 10/01/2022	2,173,000	3,348,468
		10,618,566
Asset Management & Custody Banks–0.35%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(c)	2,715,000	3,007,287
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	420,000	471,500
Carlyle Holdings Finance LLC, 3.88%, 02/01/2023(c)	98,000	105,128
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(c)	287,000	358,780
		3,942,695
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Automobile Manufacturers–0.09%
General Motors Co., 6.60%, 04/01/2036	$361,000	$439,237
General Motors Financial Co., Inc., 5.25%, 03/01/2026	459,000	516,879
		956,116
Biotechnology–0.68%
AbbVie, Inc.,
4.50%, 05/14/2035	656,000	796,598
4.05%, 11/21/2039(c)	1,288,000	1,474,985
4.85%, 06/15/2044(c)	264,000	324,798
BioMarin Pharmaceutical, Inc., Conv., 1.50%, 10/15/2020	2,172,000	2,174,699
Gilead Sciences, Inc., 4.40%, 12/01/2021	448,000	464,650
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	1,685,000	2,333,725
		7,569,455
Brewers–0.28%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	914,000	1,105,026
4.90%, 02/01/2046	511,000	635,391
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(c)	910,000	1,040,066
Molson Coors Beverage Co., 4.20%, 07/15/2046	361,000	381,797
		3,162,280
Broadcasting–0.65%
Liberty Media Corp.,
Conv., 2.25%, 10/05/2021(d)	1,399,000	658,369
1.38%, 10/15/2023	5,513,000	6,027,071
Liberty Formula One, Conv., 1.00%, 01/30/2023	520,000	619,475
		7,304,915
Cable & Satellite–1.18%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	2,151,000	2,444,612
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	969,000	1,026,343
Comcast Corp.,
4.15%, 10/15/2028	905,000	1,093,482
6.45%, 03/15/2037	278,000	420,211
3.90%, 03/01/2038	746,000	885,514
Cox Communications, Inc., 2.95%, 10/01/2050(c)	197,000	189,469
DISH Network Corp., Conv., 3.38%, 08/15/2026	7,388,000	6,800,628
NBCUniversal Media LLC, 5.95%, 04/01/2041	197,000	294,195
		13,154,454
Commodity Chemicals–0.08%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(c)	678,000	897,087
Principal Amount		Value
Communications Equipment–0.54%
Cisco Systems, Inc., 1.85%, 09/20/2021	$1,560,000	$1,581,949
Finisar Corp., Conv., 0.50%, 12/15/2021(d)	1,013,000	1,021,149
Viavi Solutions, Inc.,
Conv., 1.75%, 06/01/2023	1,295,000	1,439,133
1.00%, 03/01/2024	1,806,000	2,041,909
		6,084,140
Consumer Finance–0.31%
American Express Co., 3.63%, 12/05/2024	306,000	338,354
Capital One Financial Corp., 3.20%, 01/30/2023	943,000	996,100
Discover Bank, 3.35%, 02/06/2023	1,500,000	1,588,029
Synchrony Financial, 3.95%, 12/01/2027	546,000	587,626
		3,510,109
Data Processing & Outsourced Services–0.18%
Euronet Worldwide, Inc., Conv., 0.75%, 03/15/2025(d)	554,000	532,879
Fiserv, Inc., 3.80%, 10/01/2023	1,397,000	1,525,634
		2,058,513
Diversified Banks–2.17%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.88%, 01/25/2022(c)	350,000	361,149
Australia & New Zealand Banking Group Ltd. (Australia),
2.70%, 11/16/2020	2,690,000	2,698,175
2.30%, 06/01/2021	713,000	722,618
Bank of America Corp., 3.25%, 10/21/2027	515,000	569,400
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(c)	700,000	754,432
Citigroup, Inc.,
3.67%, 07/24/2028(e)	496,000	557,424
6.68%, 09/13/2043	741,000	1,141,217
5.30%, 05/06/2044	228,000	304,443
4.75%, 05/18/2046	341,000	430,014
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(e)	1,775,000	1,849,966
JPMorgan Chase & Co.,
3.20%, 06/15/2026	379,000	420,592
3.51%, 01/23/2029(e)	1,043,000	1,174,462
4.26%, 02/22/2048(e)	479,000	604,050
3.90%, 01/23/2049(e)	1,043,000	1,256,597
Series V, 3.55% (3 mo. USD LIBOR + 3.32%)(e)(f)	582,000	539,674
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(c)	200,000	219,631
National Australia Bank Ltd. (Australia), 1.88%, 07/12/2021	945,000	957,297
SMBC Aviation Capital Finance DAC (Ireland), 2.65%, 07/15/2021(c)	315,000	317,732
Societe Generale S.A. (France), 5.00%, 01/17/2024(c)	735,000	794,593
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Standard Chartered PLC (United Kingdom), 3.05%, 01/15/2021(c)	$680,000	$684,625
U.S. Bancorp, Series W, 3.10%, 04/27/2026	2,087,000	2,321,580
Wells Fargo & Co.,
3.55%, 09/29/2025	596,000	663,445
4.10%, 06/03/2026	410,000	461,970
4.65%, 11/04/2044	632,000	770,346
Westpac Banking Corp. (Australia), 2.10%, 05/13/2021	3,590,000	3,630,075
		24,205,507
Diversified Capital Markets–0.40%
Credit Suisse AG (Switzerland),
6.50%, 08/08/2023(c)	686,000	779,368
Conv., 0.50%, 06/24/2024(c)	3,834,000	3,662,237
		4,441,605
Diversified Metals & Mining–0.02%
Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	182,000	258,201
Drug Retail–0.15%
CVS Pass-Through Trust, 6.04%, 12/10/2028	589,092	669,941
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/2021	548,000	562,050
4.50%, 11/18/2034	404,000	461,552
		1,693,543
Electric Utilities–0.52%
Electricite de France S.A. (France), 4.88%, 01/22/2044(c)	846,000	1,034,533
Georgia Power Co., Series B, 3.70%, 01/30/2050	341,000	381,763
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	519,000	585,643
Oglethorpe Power Corp., 4.55%, 06/01/2044	529,000	574,619
Ohio Power Co., Series M, 5.38%, 10/01/2021	182,000	190,887
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	67,387
Southern Co. (The), 2.35%, 07/01/2021	1,325,000	1,342,601
Xcel Energy, Inc.,
0.50%, 10/15/2023	552,000	551,816
3.50%, 12/01/2049	957,000	1,067,547
		5,796,796
Environmental & Facilities Services–0.05%
Waste Management, Inc., 3.90%, 03/01/2035	427,000	517,774
Food Retail–0.29%
Nestle Holdings, Inc., 3.10%, 09/24/2021(c)	3,190,000	3,272,749
General Merchandise Stores–0.03%
Dollar General Corp., 3.25%, 04/15/2023	333,000	353,458
Principal Amount		Value
Health Care Equipment–1.01%
Becton, Dickinson and Co., 4.88%, 05/15/2044	$342,000	$415,724
DexCom, Inc., Conv., 0.75%, 12/01/2023	2,639,000	6,673,371
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025(c)	1,758,000	1,654,172
Medtronic, Inc., 4.38%, 03/15/2035	234,000	314,187
NuVasive, Inc., Conv., 2.25%, 03/15/2021	1,710,000	1,771,814
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(c)	338,000	438,551
		11,267,819
Health Care REITs–0.09%
Healthpeak Properties, Inc.,
4.20%, 03/01/2024	438,000	482,677
3.88%, 08/15/2024	461,000	511,505
		994,182
Health Care Services–0.17%
Cigna Corp., 4.80%, 08/15/2038	298,000	370,490
CVS Health Corp.,
3.38%, 08/12/2024	341,000	371,463
4.10%, 03/25/2025	298,000	337,031
Laboratory Corp. of America Holdings,
3.20%, 02/01/2022	548,000	567,112
4.70%, 02/01/2045	241,000	306,872
		1,952,968
Health Care Technology–0.37%
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027(c)	3,333,000	4,184,745
Home Improvement Retail–0.11%
Home Depot, Inc. (The), 2.00%, 04/01/2021	575,000	579,277
Lowe’s Cos., Inc., 4.55%, 04/05/2049	508,000	655,658
		1,234,935
Homebuilding–0.07%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	624,000	756,210
Hotel & Resort REITs–0.02%
Service Properties Trust, 5.00%, 08/15/2022	182,000	181,814
Industrial Conglomerates–0.05%
Honeywell International, Inc., 0.50% (3 mo. USD LIBOR + 0.23%), 08/19/2022(e)	590,000	590,549
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	228,000	249,122
Integrated Oil & Gas–0.05%
Husky Energy, Inc. (Canada), 3.95%, 04/15/2022	274,000	283,257
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	304,000	331,281
		614,538
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Integrated Telecommunication Services–0.76%
AT&T, Inc.,
3.00%, 06/30/2022	$474,000	$492,927
4.30%, 02/15/2030	318,000	377,077
4.50%, 05/15/2035	421,000	497,659
4.80%, 06/15/2044	209,000	249,046
3.50%, 09/15/2053(c)	447,000	437,589
3.55%, 09/15/2055(c)	157,000	150,923
Orange S.A. (France), 4.13%, 09/14/2021	1,385,000	1,433,265
Telefonica Emisiones S.A. (Spain),
4.67%, 03/06/2038	750,000	865,172
5.21%, 03/08/2047	700,000	832,702
Verizon Communications, Inc.,
3.45%, 03/15/2021	2,155,000	2,186,349
4.40%, 11/01/2034	297,000	371,331
4.81%, 03/15/2039	459,000	602,473
		8,496,513
Interactive Media & Services–0.51%
JOYY, Inc. (China), Conv., 1.38%, 06/15/2024(d)	3,268,000	3,527,398
Zillow Group, Inc., Conv., 2.75%, 05/15/2025	1,282,000	2,221,427
		5,748,825
Internet & Direct Marketing Retail–0.83%
Booking Holdings, Inc.,
Conv., 0.90%, 09/15/2021	1,430,000	1,525,245
0.75%, 05/01/2025(c)	345,000	444,701
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(c)	3,211,000	4,888,566
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	2,721,000	2,413,522
		9,272,034
Investment Banking & Brokerage–0.67%
Goldman Sachs Group, Inc. (The),
5.25%, 07/27/2021	364,000	378,282
4.25%, 10/21/2025	502,000	570,974
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	5,920,000	5,859,326
Morgan Stanley, 4.00%, 07/23/2025	619,000	699,224
		7,507,806
IT Consulting & Other Services–0.04%
DXC Technology Co., 4.45%, 09/18/2022	446,000	468,362
Life & Health Insurance–0.37%
Athene Global Funding,
4.00%, 01/25/2022(c)	1,110,000	1,152,775
2.75%, 06/25/2024(c)	260,000	271,392
Guardian Life Global Funding, 2.90%, 05/06/2024(c)	669,000	721,042
Jackson National Life Global Funding,
2.10%, 10/25/2021(c)	479,000	488,086
3.25%, 01/30/2024(c)	438,000	470,075
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(c)	405,000	469,247
Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	156,787
Principal Amount		Value
Life & Health Insurance–(continued)
Reliance Standard Life Global Funding II, 3.05%, 01/20/2021(c)	$423,000	$426,178
		4,155,582
Managed Health Care–0.06%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	543,000	624,437
Movies & Entertainment–0.20%
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	1,953,000	2,185,146
Multi-line Insurance–0.24%
American International Group, Inc., 4.38%, 01/15/2055	656,000	752,901
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(c)	887,000	976,524
MassMutual Global Funding II, 2.00%, 04/15/2021(c)	945,000	954,055
		2,683,480
Multi-Utilities–0.12%
NiSource, Inc., 4.38%, 05/15/2047	562,000	697,493
Sempra Energy, 3.80%, 02/01/2038	551,000	616,470
		1,313,963
Office REITs–0.06%
Office Properties Income Trust, 4.00%, 07/15/2022	664,000	672,273
Oil & Gas Exploration & Production–0.17%
Cameron LNG LLC, 3.70%, 01/15/2039(c)	606,000	681,161
ConocoPhillips, 4.15%, 11/15/2034	217,000	241,583
Noble Energy, Inc., 5.25%, 11/15/2043	756,000	1,001,892
		1,924,636
Oil & Gas Storage & Transportation–0.74%
Energy Transfer Operating L.P.,
4.20%, 09/15/2023	1,722,000	1,816,479
4.90%, 03/15/2035	325,000	318,233
5.00%, 05/15/2050	716,000	660,185
Enterprise Products Operating LLC,
6.45%, 09/01/2040	23,000	30,388
4.25%, 02/15/2048	686,000	730,909
Kinder Morgan, Inc., 5.30%, 12/01/2034	384,000	452,794
MPLX L.P.,
4.50%, 07/15/2023	1,656,000	1,795,413
4.50%, 04/15/2038	799,000	818,678
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	323,000	330,883
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	555,315
Sunoco Logistics Partners Operations L.P., 5.30%, 04/01/2044	587,000	545,151
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	$169,000	$228,799
		8,283,227
Other Diversified Financial Services–2.18%
Convertible Trust - Consumer, Series 2018-1, 0.25%, 01/17/2024	5,674,000	5,816,985
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	5,688,000	5,705,633
Convertible Trust - Healthcare, Series 2018-1, 0.25%, 02/05/2024	5,897,000	6,358,145
Convertible Trust - Media, Series 2019, Class 1, 0.25%, 12/04/2024	5,704,000	6,442,098
		24,322,861
Packaged Foods & Meats–0.06%
Kraft Heinz Foods Co. (The), 4.63%, 10/01/2039(c)	525,000	558,300
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	60,000	69,354
		627,654
Paper Packaging–0.13%
International Paper Co., 6.00%, 11/15/2041	223,000	308,036
Packaging Corp. of America, 4.50%, 11/01/2023	1,037,000	1,147,927
		1,455,963
Pharmaceuticals–1.03%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(c)	985,000	1,157,511
Bayer US Finance LLC (Germany), 3.00%, 10/08/2021(c)	590,000	605,314
Bristol-Myers Squibb Co.,
4.00%, 08/15/2023	485,000	529,226
4.13%, 06/15/2039	603,000	760,680
4.63%, 05/15/2044	1,390,000	1,867,895
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	98,808
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026(c)	1,374,000	1,611,411
Mylan N.V., 3.15%, 06/15/2021	393,000	399,376
Pacira BioSciences, Inc.,
Conv., 2.38%, 04/01/2022	205,000	236,053
0.75%, 08/01/2025(c)	852,000	922,660
Pfizer, Inc., 3.00%, 09/15/2021	1,805,000	1,852,742
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	1,057,000	978,866
Zoetis, Inc., 4.70%, 02/01/2043	333,000	438,302
		11,458,844
Property & Casualty Insurance–0.23%
Allstate Corp. (The), 3.28%, 12/15/2026	292,000	332,557
Markel Corp.,
5.00%, 03/30/2043	351,000	426,491
5.00%, 05/20/2049	482,000	644,700
Principal Amount		Value
Property & Casualty Insurance–(continued)
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	$605,000	$789,063
W.R. Berkley Corp., 4.63%, 03/15/2022	382,000	403,634
		2,596,445
Railroads–0.20%
CSX Corp., 5.50%, 04/15/2041	346,000	472,728
Norfolk Southern Corp., 3.40%, 11/01/2049	456,000	510,031
Union Pacific Corp.,
3.65%, 02/15/2024	92,000	100,407
4.15%, 01/15/2045	401,000	490,983
3.84%, 03/20/2060	519,000	604,472
		2,178,621
Regional Banks–0.11%
Citizens Financial Group, Inc., 2.38%, 07/28/2021	415,000	421,061
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	669,000	770,697
		1,191,758
Reinsurance–0.14%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	1,015,000	1,134,756
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	352,000	389,075
		1,523,831
Restaurants–0.07%
Starbucks Corp., 3.55%, 08/15/2029	685,000	786,172
Retail REITs–0.10%
Regency Centers L.P.,
2.95%, 09/15/2029	745,000	771,912
4.65%, 03/15/2049	256,000	298,903
		1,070,815
Semiconductors–1.19%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	610,000	656,572
Cree, Inc.,
Conv., 0.88%, 09/01/2023	1,922,000	2,389,644
1.75%, 05/01/2026(c)	1,370,000	2,103,806
Microchip Technology, Inc., Conv., 1.63%, 02/15/2027	1,983,000	3,060,104
Micron Technology, Inc., 4.66%, 02/15/2030	670,000	787,619
NVIDIA Corp., 2.20%, 09/16/2021	720,000	731,959
NXP B.V./NXP Funding LLC (Netherlands), 5.35%, 03/01/2026(c)	656,000	776,630
ON Semiconductor Corp., Conv., 1.00%, 12/01/2020	1,548,000	1,857,600
Silicon Laboratories, Inc., Conv., 1.38%, 03/01/2022	563,000	675,672
Texas Instruments, Inc., 2.63%, 05/15/2024	210,000	225,619
		13,265,225
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Soft Drinks–0.12%
PepsiCo, Inc., 3.00%, 08/25/2021	$1,300,000	$1,331,757
Specialized REITs–0.18%
Crown Castle International Corp., 4.75%, 05/15/2047	46,000	56,831
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,490,944
LifeStorage L.P., 3.50%, 07/01/2026	404,000	449,040
		1,996,815
Specialty Chemicals–0.02%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	156,000	194,230
Systems Software–0.42%
FireEye, Inc.,
Series B, Conv., 1.63%, 06/01/2022(d)	1,587,000	1,540,419
Series A, Conv., 1.00%, 06/01/2025(d)	1,566,000	1,544,000
Microsoft Corp., 3.50%, 02/12/2035	367,000	454,281
Oracle Corp., 3.60%, 04/01/2040	965,000	1,105,205
		4,643,905
Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026	641,000	717,304
Technology Hardware, Storage & Peripherals–0.50%
Apple, Inc.,
2.15%, 02/09/2022	652,000	668,559
3.35%, 02/09/2027	305,000	349,167
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023(c)	587,000	643,937
8.35%, 07/15/2046(c)	14,000	18,605
SanDisk LLC, Conv., 0.50%, 10/15/2020	2,520,000	2,119,116
Western Digital Corp., Conv., 1.50%, 02/01/2024	1,916,000	1,828,622
		5,628,006
Tobacco–0.29%
Altria Group, Inc., 5.80%, 02/14/2039	1,088,000	1,391,466
Philip Morris International, Inc.,
3.60%, 11/15/2023	369,000	402,319
4.88%, 11/15/2043	1,102,000	1,413,785
		3,207,570
Trading Companies & Distributors–0.11%
Air Lease Corp.,
3.00%, 09/15/2023	63,000	63,985
4.25%, 09/15/2024	392,000	409,226
Aircastle Ltd., 4.40%, 09/25/2023	761,000	755,680
		1,228,891
Trucking–0.15%
Aviation Capital Group LLC,
2.88%, 01/20/2022(c)	1,015,000	1,007,452
4.88%, 10/01/2025(c)	669,000	659,093
		1,666,545
Principal Amount		Value
Wireless Telecommunication Services–0.28%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	$600,000	$740,274
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	533,000	656,287
4.30%, 02/15/2048	1,379,000	1,695,403
		3,091,964
Total U.S. Dollar Denominated Bonds & Notes (Cost $245,623,346)		275,116,933
U.S. Treasury Securities–5.57%
U.S. Treasury Bills–0.00%
0.11%, 02/04/2021(g)(h)	10,000	9,997
U.S. Treasury Bonds–0.99%
4.50%, 02/15/2036	2,636,800	3,990,529
4.50%, 08/15/2039	36,400	57,570
4.38%, 05/15/2040	72,800	114,299
1.25%, 05/15/2050	7,264,600	6,886,046
		11,048,444
U.S. Treasury Notes–4.58%
2.63%, 11/15/2020	545,600	547,284
0.13%, 09/30/2022	17,189,300	17,187,957
0.13%, 09/15/2023	15,880,500	15,866,232
0.25%, 09/30/2025	11,710,100	11,695,005
0.38%, 09/30/2027	3,189,800	3,168,618
0.63%, 08/15/2030	2,681,100	2,665,809
		51,130,905
Total U.S. Treasury Securities (Cost $61,672,084)		62,189,346
Shares
Preferred Stocks–0.60%
Asset Management & Custody Banks–0.17%
AMG Capital Trust II, 5.15%, Conv. Pfd.	42,732	1,948,285
Diversified Banks–0.03%
Wells Fargo & Co., 5.85%, Series Q, Pfd.	10,911	284,341
Oil & Gas Storage & Transportation–0.40%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,466,488
Total Preferred Stocks (Cost $5,854,432)		6,699,114
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.10%
Federal Home Loan Mortgage Corp. (FHLMC)–0.10%
6.75%, 03/15/2031	$682,000	1,065,334
5.50%, 02/01/2037	10	11
		1,065,345
Federal National Mortgage Association (FNMA)–0.00%
5.50%, 03/01/2021	4	4
9.50%, 04/01/2030	710	800
		804
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $843,123)		1,066,149
Shares
Money Market Funds–4.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(i)(j)	17,828,553	17,828,553
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(i)(j)	8,708,237	$8,712,592
Invesco Treasury Portfolio, Institutional Class, 0.02%(i)(j)	20,375,489	20,375,489
Total Money Market Funds (Cost $46,908,010)		46,916,634
TOTAL INVESTMENTS IN SECURITIES–100.37% (Cost $1,009,857,194)		1,120,755,394
OTHER ASSETS LESS LIABILITIES—(0.37)%		(4,080,995)
NET ASSETS–100.00%		$1,116,674,399
Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $52,098,626, which represented 4.67% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$19,017,510	$74,055,436	$(75,244,393)	$-	$-	$17,828,553	$69,834
Invesco Liquid Assets Portfolio, Institutional Class	13,563,951	52,896,740	(57,754,526)	6,316	111	8,712,592	67,403
Invesco Treasury Portfolio, Institutional Class	21,734,298	84,634,783	(85,993,592)	-	-	20,375,489	75,233
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	-	10,778,973	(10,778,973)	-	-	-	1,310*
Invesco Liquid Assets Portfolio, Institutional Class	-	3,141,262	(3,139,648)	-	(1,614)	-	865*
Invesco Private Government Fund	-	4,768,654	(4,768,654)	-	-	-	35*
Invesco Private Prime Fund	-	1,551,000	(1,551,000)	-	-	-	15*
Total	$54,315,759	$231,826,848	$(239,230,786)	$6,316	$(1,503)	$46,916,634	$214,695

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	11	December-2020	$(1,386,344)	$(1,827)	$(1,827)

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/16/2020	State Street Bank & Trust Co.	CAD	5,150,995	USD	3,915,612	$47,012
10/16/2020	State Street Bank & Trust Co.	CHF	7,660,253	USD	8,450,057	129,955
10/16/2020	State Street Bank & Trust Co.	EUR	6,617,696	USD	7,861,493	100,333
10/16/2020	State Street Bank & Trust Co.	USD	153,423	CAD	204,941	496
10/16/2020	State Street Bank & Trust Co.	USD	249,898	EUR	213,282	237
10/16/2020	State Street Bank & Trust Co.	USD	2,742,509	GBP	2,143,033	22,943
Subtotal—Appreciation						300,976
Currency Risk
10/16/2020	Bank of New York Mellon (The)	GBP	18,918,853	USD	24,396,353	(17,269)
10/16/2020	State Street Bank & Trust Co.	CAD	266,212	USD	198,953	(983)
10/16/2020	State Street Bank & Trust Co.	EUR	87,998	USD	102,736	(467)
10/16/2020	State Street Bank & Trust Co.	GBP	725,152	USD	922,993	(12,771)
10/16/2020	State Street Bank & Trust Co.	USD	504,421	CAD	669,756	(1,407)
10/16/2020	State Street Bank & Trust Co.	USD	508,154	CHF	466,831	(1,111)
10/16/2020	State Street Bank & Trust Co.	USD	3,473,228	GBP	2,678,141	(17,251)
Subtotal—Depreciation						(51,259)
Total Forward Foreign Currency Contracts						$249,717

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$682,923,984	$45,843,234	$—	$728,767,218
U.S. Dollar Denominated Bonds & Notes	—	275,116,933	—	275,116,933
U.S. Treasury Securities	—	62,189,346	—	62,189,346
Preferred Stocks	6,699,114	—	—	6,699,114
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,066,149	—	1,066,149
Money Market Funds	46,916,634	—	—	46,916,634
Total Investments in Securities	736,539,732	384,215,662	—	1,120,755,394
Other Investments - Assets*
Forward Foreign Currency Contracts	—	300,976	—	300,976
Other Investments - Liabilities*
Futures Contracts	(1,827)	—	—	(1,827)
Forward Foreign Currency Contracts	—	(51,259)	—	(51,259)
	(1,827)	(51,259)	—	(53,086)
Total Other Investments	(1,827)	249,717	—	247,890
Total Investments	$736,537,905	$384,465,379	$—	$1,121,003,284

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Equity and Income Fund